Expenses by nature - Schedule of principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,710	€ 2,076	€ 1,891
Audit fees, percentage	89.00%	98.00%	99.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage	0.00%	0.00%	0.00%
Tax Services	€ 45	€ 40	€ 25
Tax fees, percentage	2.00%	2.00%	1.00%
All Other Fees	€ 163	€ 0	€ 0
All Other Fees, percentage	8.00%	0.00%	0.00%
Auditor's remuneration	€ 1,918	€ 2,116	€ 1,916
Auditor's remuneration, percentage	100.00%	100.00%	100.00%
Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,311	€ 1,902	€ 1,678
Audit fees, percentage	89.00%	99.00%	99.00%
Audit-related Fees	€ 0	€ 0	€ 13
Audit-related fees, percentage	0.00%	0.00%	1.00%
Tax Services	€ 0	€ 0	€ 0
Tax fees, percentage	0.00%	0.00%	0.00%
All Other Fees	€ 163	€ 19	€ 0
All Other Fees, percentage	11.00%	1.00%	0.00%
Auditor's remuneration	€ 1,474	€ 1,921	€ 1,691
Auditor's remuneration, percentage	100.00%	100.00%	100.00%
Statutory auditor | PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,272	€ 1,539	€ 1,386
Audit fees, percentage	66.00%	73.00%	72.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage	0.00%	0.00%	0.00%
Statutory auditor | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,185	€ 1,622	€ 1,376
Audit fees, percentage	80.00%	84.00%	81.00%
Audit-related Fees	€ 0	€ 0	€ 13
Audit-related fees, percentage	0.00%	0.00%	1.00%
Statutory auditor's network | PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 439	€ 537	€ 505
Audit fees, percentage	23.00%	25.00%	26.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage	0.00%	0.00%	0.00%
Tax Services	€ 45	€ 40	€ 25
Tax fees, percentage	2.00%	2.00%	1.00%
Statutory auditor's network | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 126	€ 280	€ 302
Audit fees, percentage	9.00%	15.00%	18.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage	0.00%	0.00%	0.00%
Tax Services	€ 0	€ 0	€ 0
Tax fees, percentage	0.00%	0.00%	0.00%